Derivative Asset (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Derivative Asset - Schedule of Derivative Assets (Table)

	June 30, 2023	December 31, 2022
Opening balance	$63,503	$7,227
Derivative asset premium	–	15,370
Unrealized (loss)/gain on derivative assets	(5,231)	31,221
Fair value adjustment on derivative asset	(1,368)	9,685
Closing balance	$56,904	$63,503
Less: Current portion of derivative assets	(28,177)	(29,645)
Non-current portion of derivative assets	$28,727	$33,858